Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2023
Share-Based Payments [Abstract]
Schedule of Options were Exercised	During the year ended 30 June 2022, the following options were exercised:
Grant date	Options exercised	Exercise price	Vesting date	Expiry date
21/12/2016	750,000	$0.10	31/12/2018	31/12/2021
21/12/2016	500,000	$0.10	26/10/2019	30/12/2021
31/07/2018	250,000	$0.50	31/12/2019	31/12/2022
31/07/2018	250,000	$0.50	31/12/2020	31/12/2023
12/02/2019	58,333	$0.60	05/03/2019	20/02/2022
27/11/2019	500,000	$0.60	04/12/2020	04/12/2022
24/02/2020	100,000	$0.50	31/01/2021	31/01/2022
	2,408,333

Schedule of Number of Options Outstanding Over Unissued Ordinary Shares	The number of options outstanding over unissued ordinary shares at 30 June 2023 is 7,786,958 as follows:
Grant date	Options granted	Exercise price	Vesting date	Expiry date
01/02/2019	200,000	$0.65	31/12/2020	31/12/2023
19/10/2020	4,246,958	$1.60	19/10/2020	19/10/2023
07/02/2022	140,000	$1.10	07/02/2022	18/01/2025
07/02/2022	700,000	$1.50	07/02/2022	07/02/2025
13/06/2023	2,500,000	$0.35	13/06/2023	13/06/2025
	7,786,958

Schedule of Options Over Unissued Shares Occurred for Share-Based Payments	During the current year the following movements in options over unissued shares occurred for share-based payments:
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2023	30 June 2023	30 June 2022	30 June 2022
Outstanding at the beginning of the financial year	6,486,958	$1.131	8,120,291	$1.041
Granted	2,500,000	$0.350	840,000	$1.433
Forfeited	(1,200,000)	$0.608	(65,000)	$0.600
Exercised	-	$0.000	(2,408,333)	$0.316
Outstanding at the end of the financial year	7,786,958	$0.839	6,486,958	$1.131
Exercisable at the end of the financial year	7,786,958	$0.839	6,486,958	$1.131

Schedule of Black-Scholes Option Valuation Methodology	The options issued during the year ended 30 June 2023 were valued using the Black-Scholes option valuation methodology, as follows:
	Options	Exercise	Expiry	Risk free	Volatility	Value per
Date granted	Granted No.	price	date	interest rate	applied	option
		$		%	%

13/06/2023	2,500,000	$0.35	13/06/2025	4.10%	137.0%	$0.281
	Options	Exercise	Expiry	Risk free	Volatility	Value per
Date Granted	granted No.	price	date	interest rate	applied	option
		$		%	%	$

07/02/2022	700,000	$1.50	07/02/2025	1.39%	95.8%	$0.160
07/02/2022	140,000	$1.10	18/01/2025	1.39%	95.8%	$0.184

Schedule of Grants Occurred with Respect to Performance Rights	During the financial year ended 30 June 2023, the following grants occurred with respect to performance rights during the period:
Grant	Rights	Expiry	Fair value per right
Date	granted	date	at grant date	Vesting

28/06/2023	500,000	28/06/2024	$0.21	Issued vested

Schedule of Number of Performance Rights Outstanding Over Unissued Ordinary Shares	The number of performance rights outstanding over unissued ordinary shares at 30 June 2023 is as follows:
Grant	No of	Expiry	Fair value per
date	rights	date	right at grant	Vesting

06/11/2020	50,000	06/11/2026	$0.85	Vested, not exercised

Schedule of Total Expenses Arising from Share-Based Payment Transactions	Total expenses arising from share-based payment transactions recognised during the period were as follows:
	Consolidated
	30 June 2023	30 June 2022
	$	$

Shares issued for services rendered in relation to the NASDAQ listing	-	979,638
Shares issued to directors as remuneration	-	920,000
Shares issued to advisers as remuneration	117,600	-
Performance rights issued to directors and employees as remuneration	105,000	6,394,571
Options issued to directors as remuneration	-	112,188
Options issued to directors as remuneration	-	25,824
Options issued to advisers as remuneration[1]	702,383	-
	924,983	8,432,221

1	Options issued in relation to capital raising cost.